T. ROWE PRICE New Asia Fund
July 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CAYMAN ISLANDS 0.2%
Common Stocks 0.2%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $10,313 (USD) (1)(2) 2,705,860 5,329
Total Cayman Islands (Cost
$10,313
)
5,329
CHINA 35.8%
Common Stocks 26.3%
Alibaba Group Holding (HKD) (3) 8,615,840 110,105
Baidu, Class A (HKD) (3) 1,259,150 24,617
China Resources Mixc Lifestyle Services (HKD)  6,575,000 31,821
H World Group (HKD) (3) 8,246,900 39,481
Hesai Group, ADR (USD) (3)(4) 423,682 5,389
Jiumaojiu International Holdings (HKD)  8,529,000 16,832
Kanzhun, ADR (USD) (3)(4) 2,006,896 37,489
KE Holdings, ADR (USD) (3) 1,898,311 33,069
Li Auto, Class A (HKD) (3)(4) 2,603,500 55,890
Meituan, Class B (HKD) (3) 826,806 15,784
Shandong Weigao Group Medical Polymer, Class H (HKD)  21,970,800 28,374
Silergy (TWD)  2,851,000 30,156
Sunny Optical Technology Group (HKD)  2,673,000 26,206
Tencent Holdings (HKD)  4,010,560 184,330
Tsingtao Brewery, Class H (HKD)  2,518,000 22,643
Wuxi Biologics Cayman (HKD) (3) 1,738,000 10,030
Yum China Holdings (HKD)  737,700 45,428
Yum China Holdings (USD)  436,188 26,616
744,260
Common Stocks - China A Shares 9.5%
Glodon, A Shares (CNH)  6,345,003 28,707
Hongfa Technology, A Shares (CNH)  6,909,294 33,574
Hoymiles Power Electronics, A Shares (5) 150,451 6,886
Inner Mongolia Yili Industrial Group, A Shares (CNH)  6,712,826 26,950
NARI Technology, A Shares (CNH)  9,488,835 32,299
NARI Technology, A Shares (5) 2,636,039 8,978
Shenzhen Inovance Technology, A Shares (CNH)  4,602,908 45,766
Shenzhen Mindray Bio-Medical Electronics, A Shares (CNH)  479,768 19,900
Sungrow Power Supply, A Shares (CNH)  916,149 14,309
Xiamen Faratronic, A Shares (CNH)  1,051,998 19,848
Zhejiang Hangke Technology, A Shares (CNH)  3,121,200 13,282

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
ZWSOFT Guangzhou, A Shares (5) 960,588 19,535
270,034
Total China (Cost
$903,090
)
1,014,294
HONG KONG 5.6%
Common Stocks 5.6%
AIA Group  7,108,400 71,118
Budweiser Brewing APAC  4,075,500 9,941
HKT Trust & HKT  16,262,000 19,209
Hong Kong Exchanges & Clearing  806,400 33,999
Hongkong Land Holdings (USD)  6,594,900 23,502
Total Hong Kong (Cost
$115,285
)
157,769
INDIA 16.8%
Common Stocks 16.8%
Axis Bank  2,133,753 24,798
Container Corp. of India  4,864,330 41,103
Godrej Consumer Products (3) 1,264,827 15,989
HDFC Bank  4,034,576 80,939
HDFC Life Insurance  4,099,063 32,260
ICICI Bank  4,523,352 55,056
Infosys, ADR (USD) (4) 3,068,008 51,113
Kotak Mahindra Bank  2,087,460 47,184
Maruti Suzuki India  158,714 18,952
Page Industries  13,859 6,405
Power Grid Corp. of India  12,121,360 39,246
Reliance Industries  94,141 2,919
Shriram Finance  1,160,435 26,722
Voltas  1,124,985 10,661
Zomato (3) 21,313,447 21,832
Total India (Cost
$352,741
)
475,179
INDONESIA 1.7%
Common Stocks 1.7%
Bank Central Asia  79,407,000 48,091
Total Indonesia (Cost
$17,742
)
48,091

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
MALAYSIA 1.2%
Common Stocks 1.2%
CIMB Group Holdings  27,761,200 34,198
Total Malaysia (Cost
$33,371
)
34,198
NETHERLANDS 2.1%
Common Stocks 2.1%
ASML Holding (USD) (4) 85,096 60,964
Total Netherlands (Cost
$18,830
)
60,964
PHILIPPINES 1.7%
Common Stocks 1.7%
Ayala Land  17,682,800 8,830
Bank of the Philippine Islands  5,148,038 10,735
Converge Information and Communications Technology
Solutions (3) 30,522,590 5,616
Universal Robina  9,718,380 21,733
Total Philippines (Cost
$53,605
)
46,914
SINGAPORE 4.1%
Common Stocks 4.1%
CapitaLand Integrated Commercial Trust  9,616,000 14,763
DBS Group Holdings  3,501,500 90,328
Sea, ADR (USD) (3) 178,441 11,870
Total Singapore (Cost
$84,444
)
116,961
SOUTH KOREA 12.3%
Common Stocks 12.3%
Amorepacific  169,433 14,966
Hyundai Mobis  162,908 29,766
LG Chem  89,559 45,559
NAVER  231,475 41,241
Samsung Electronics  3,963,139 216,992
Total South Korea (Cost
$232,757
)
348,524

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 0.5%
Common Stocks 0.5%
Cie Financiere Richemont, Class A  86,597 13,945
Total Switzerland (Cost
$4,336
)
13,945
TAIWAN 12.5%
Common Stocks 12.5%
Chailease Holding  2,996,225 19,839
MediaTek  552,000 12,147
Taiwan Semiconductor Manufacturing  17,376,574 313,779
Vanguard International Semiconductor  2,950,000 7,274
Total Taiwan (Cost
$98,840
)
353,039
THAILAND 1.0%
Common Stocks 1.0%
Siam Cement  2,985,600 28,360
Total Thailand (Cost
$29,057
)
28,360
UNITED STATES 0.3%
Common Stocks 0.3%
Coupang (3) 419,086 7,606
Total United States (Cost
$13,988
)
7,606
VIETNAM 2.8%
Common Stocks 2.8%
Bank for Foreign Trade of Vietnam (3) 5,149,724 19,932
Hoa Phat Group (3) 40,867,300 48,713
Mobile World Investment  4,822,700 11,332
Total Vietnam (Cost
$57,760
)
79,977
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 5.32% (6)(7) 17,865,879 17,866
Total Short-Term Investments (Cost $17,866) 17,866

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 3.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 3.6%
Money Market Funds 3.6%
T. Rowe Price Government Reserve Fund, 5.32% (6)(7) 102,509,791 102,510
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 102,510
Total Securities Lending Collateral (Cost $102,510) 102,510
Total Investments in Securities 102.8%
(Cost $2,146,535) $ 2,911,526
Other Assets Less Liabilities (2.8)% (80,493)
Net Assets 100.0% $ 2,831,033
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$5,329 and represents 0.2% of net assets.
(3) Non-income producing
(4) All or a portion of this security is on loan at July 31, 2023.
(5) China A shares held through the QFII are subject to certain restrictions.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE New Asia Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.32% $ — $ — $ 1,823++
Totals $ —# $ — $ 1,823+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
07/31/23
T. Rowe Price Government
Reserve Fund, 5.32% $ 84,108  ¤  ¤ $ 120,376
Total $ 120,376^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,823 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $120,376.

T. ROWE PRICE New Asia Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Asia Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE New Asia Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE New Asia Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 234,116 $ 2,551,705 $ 5,329 $ 2,791,150
Short-Term Investments 17,866 — — 17,866
Securities Lending Collateral 102,510 — — 102,510
Total $ 354,492 $ 2,551,705 $ 5,329 $ 2,911,526

T. ROWE PRICE New Asia Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F39-054Q3 07/23